RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and six months ended June 30, 2026 and 2025 included:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Director fees	$152,717	$139,187	$272,215	$271,838
Salaries	472,432	237,746	844,340	455,256
Share-based payments	4,334,263	205,363	4,484,623	399,563
	$4,959,412	$582,296	$5,601,178	$1,126,657

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Management fees paid to a company controlled by CEO and director	$291,842	$85,395	$447,035	$178,679
Management fees paid to a company that the CEO holds an economic interest in	182,993	306,425	282,570	410,651
Salary and commission paid to family of key management	82,082	69,944	158,877	121,592
Management fees paid to a company controlled by a director	-	36,597	61,666	39,458
	$556,917	$498,361	$950,148	$750,380